Stock-Based Compensation - Summary of Changes in Non-vested Shares (Detail) shares in Thousands	12 Months Ended
Dec. 27, 2014 $ / shares shares
Non-vested shares
Non-vested shares at beginning of year | shares	1,321
Granted | shares	482
Vested | shares	(410)
Forfeited | shares	(80)
Non-vested shares at end of year | shares	1,313
Weighted average exercise price
Non-vested shares at beginning of year | $ / shares	$ 1.77
Granted | $ / shares	7.47
Vested | $ / shares	1.43
Forfeited | $ / shares	1.21
Non-vested shares at end of year | $ / shares	$ 4.01